Transactions with Related Parties (Details Narrative) $ in Thousands		3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jan. 01, 2026 EUR (€)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Aug. 31, 2024 EUR (€)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Feb. 26, 2026 USD ($)
Disclosure of transactions between related parties [line items]
Leases as lessee, related party transactions				$ 193	$ 178
Depreciation, right-of-use assets		$ 89	$ 82	177	164
Interest expense on lease liabilities				30	25
Payment of lease liability - principal and Interest Paid				$ 163	154
Voting Rights				Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share
Payables to related parties		$ 514		$ 514			$ 294
Goldenmare Limited [Member]
Disclosure of transactions between related parties [line items]
Consulting Fees Expense					219
Goldenmare Limited [member] | Series B Preferred Shares [member]
Disclosure of transactions between related parties [line items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares		10,300		10,300			10,300
Voting Rights				Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares
Non-Executive Directors [member]
Disclosure of transactions between related parties [line items]
Annual Service Fee				$ 160	$ 160			$ 80
Newbuilding Vessels S-3012 / S-K192 [Member] | Goldenmare Limited [Member]
Disclosure of transactions between related parties [line items]
Amount of one-time cash bonus		$ 1,167		1,167			$ 0		$ 2,000
Bonus and Consulting Fees Expense				1,395
Consulting Fees Expense				$ 228
F G Europe I New Rental Agreement [Member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €						€ 27,500
F.G. Europe [member]
Disclosure of transactions between related parties [line items]
Lease expiration date						Aug. 04, 2027
Lease termination date							Dec. 31, 2025
Cyberonica S.A. [member]
Disclosure of transactions between related parties [line items]
Monthly Rental Expense | €	€ 27,500
Lease expiration date	Dec. 31, 2028
Annual Rental Adjustment	1.00%